Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 8,446,158	$ 13,359,615
Contracts and grants receivable			115,130
Unbilled revenue		171,254
Research and development incentives receivable, current		23,894	104,198
Prepaid expenses and other current assets		866,014	274,209
Total current assets		9,507,320	13,853,152
Security deposit		22,777	22,777
Office furniture and equipment, net		11,927	18,481
Deferred issuance cost			20,206
Right-of-use lease assets		229,834	340,987
Research and development incentives receivable, net of current portion		25,468	24,114
Total assets		9,797,326	14,279,717
Current liabilities:
Accounts payable		1,111,226	3,865,796
Accrued expenses		2,418,002	2,307,746
Accrued compensation		251,115	336,692
Lease liabilities, current		121,765	108,948
Convertible debt		2,250,000	9,897,691
Total current liabilities		6,152,108	16,516,873
Non-current liabilities:
Convertible debt		1,010,934	0
Lease liabilities, net of current portion		111,862	233,627
Total liabilities		7,274,904	16,750,500
Commitments and contingencies (Note 6)
Shareholders' equity:
Preferred stock, 350,000 shares authorized; none issued or outstanding at March 31, 2024 and December 31, 2023, respectively
Common stock, $.001 par value; 75,000,000 shares authorized; 648,761 and 183,227 shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively	[1]	649	182
Additional paid-in capital	[1]	228,203,706	217,067,691
Accumulated other comprehensive income		22,243	24,747
Accumulated deficit		(225,704,176)	(219,563,446)
Total shareholders' equity		2,522,422	(2,470,826)
Total liabilities and shareholders' equity		$ 9,797,326	$ 14,279,717

[1]	Adjusted to reflect the reverse stock split of one-for-sixteen effective June 5, 2024